Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Summary of Interests In Subsidiaries Explanatory
41.1 Details of major consolidated subsidiaries as of December 31, 2023, are as follows:

Investor	Investee	Ownership (%)		Location	Date of financial statements	Industry
KB Financial Group Inc.	Kookmin Bank	100.00		Korea	Dec . 31	Banking and foreign exchange transaction
	KB Securities Co., Ltd.	100.00		Korea	Dec . 31	Financial investment
	KB Insurance Co., Ltd.	100.00		Korea	Dec . 31	Non-life insurance
	KB Kookmin Card Co., Ltd.	100.00		Korea	Dec . 31	Credit card and installment financing
	KB Life Insurance Co., Ltd. 1	100.00		Korea	Dec . 31	Life insurance
	KB Asset Management Co., Ltd.	100.00		Korea	Dec . 31	Collective investment and advisory
	KB Capital Co., Ltd.	100.00		Korea	Dec . 31	Financial Leasing
	KB Real Estate Trust Co., Ltd.	100.00		Korea	Dec . 31	Real estate trust management
	KB Savings Bank Co., Ltd.	100.00		Korea	Dec . 31	Savings banking
	KB Investment Co., Ltd.	100.00		Korea	Dec . 31	Capital investment
	KB Data System Co., Ltd.	100.00		Korea	Dec . 31	Software advisory, development, and supply

Kookmin Bank	KB PRASAC Bank Plc. 3	100.00		Cambodia	Dec . 31	Banking and foreign exchange transaction
	Kookmin Bank (China) Ltd.	100.00		China	Dec . 31	Banking and foreign exchange transaction
	KB Microfinance Myanmar Co., Ltd.	100.00		Myanmar	Dec . 31	Microfinance services
	PT Bank Syariah Bukopin	95.92		Indonesia	Dec . 31	Banking
	PT Bukopin Finance	99.24		Indonesia	Dec . 31	Installment financing
	KB Bank Myanmar Co., Ltd.	100.00		Myanmar	Dec . 31	Banking and foreign exchange transaction

Kookmin Bank, KB Kookmin Card Co., Ltd., KB Securities Co., Ltd., KB Insurance Co., Ltd., KB Capital Co., Ltd.	PT Bank KB Bukopin, Tbk.	67.57	2	Indonesia	Dec . 31	Banking and foreign exchange transaction

KB Securities Co., Ltd.	KBFG Securities America Inc.	100.00		United States	Dec . 31	Investment advisory and securities trading
	KB Securities Hong Kong Ltd.	100.00		China	Dec . 31	Investment advisory and securities trading
	KB Securities Vietnam Joint Stock Company	99.81		Vietnam	Dec . 31	Investment advisory and securities trading
	KB FINA Joint Stock Company	77.82		Vietnam	Dec . 31	Investment advisory and securities trading
	PT KB VALBURY SEKURITAS	65.00		Indonesia	Dec . 31	Investment advisory and securities trading
	PT.KB Valbury Capital Management	79.00		Indonesia	Dec . 31	Financial investment

KB Insurance Co., Ltd.	Leading Insurance Services, Inc.	100.00		United States	Dec . 31	Management service
	KBFG Insurance(China) Co., Ltd.	100.00		China	Dec . 31	Non-life insurance
	PT. KB Insurance Indonesia	70.00		Indonesia	Dec . 31	Non-life insurance
	KB Claims Survey & Adjusting	100.00		Korea	Dec . 31	Claim service
	KB Sonbo CNS	100.00		Korea	Dec . 31	Management service
	KB Healthcare Co., Ltd.	100.00		Korea	Dec . 31	Information and communication

Investor	Investee	Ownership (%)	Location	Date of financial statements	Industry

KB Life Insurance Co., Ltd. 1	KB Life Partners Co., Ltd.	100.00	Korea	Dec . 31	Insurance agent
	KB Golden Life Care Co., Ltd. 4	100.00	Korea	Dec . 31	Service

KB Kookmin Card Co., Ltd.	KB Credit Information Co., Ltd.	100.00	Korea	Dec . 31	Collection of receivables or credit investigation
	KB Daehan Specialized Bank Plc.	97.45	Cambodia	Dec . 31	Auto Installment finance
	PT. KB Finansia Multi Finance	80.00	Indonesia	Dec . 31	Auto Installment finance
	KB J Capital Co., Ltd.	77.40	Thailand	Dec . 31	Service
	i-Finance Leasing Plc.	100.00	Cambodia	Dec . 31	Leasing

KB Capital Co., Ltd.	PT Sunindo Kookmin Best Finance	85.00	Indonesia	Dec . 31	Auto Installment finance
	Teamwink Inc.	95.95	Korea	Dec . 31	E-commerce

KB Kookmin Card Co., Ltd. KB Capital Co., Ltd.	KB KOLAO Leasing Co., Ltd.	80.00	Laos	Dec . 31	Auto Installment finance

Kookmin Bank, KB Data System Co., Ltd.	PT KB Data Systems Indonesia	100.00	Indonesia	Dec . 31	Service

KB Asset Management Co., Ltd.	KBAM Shanghai Advisory Services Co., Ltd.	100.00	China	Dec . 31	General advisory
	KB Asset Management Singapore PTE. LTD.	100.00	Singapore	Dec . 31	Collective investment

1	Prudential Life Insurance Company of Korea Ltd. has changed its name into KB Life Insurance Co., Ltd.
2	Among the ownership in PT Bank KB Bukopin, Tbk., 0.05% (100,000,000 shares) is no-voting shares with no-dividends.
3
On September 1, 2023, PRASAC Microfinance Institution PLC.(merging entity), a subsidiary of Kookmin Bank Co., Ltd., merged with Kookmin Bank Cambodia PLC.(merged entity), issuing 20,272,296 shares in exchange for the transfer consideration. The official name of PRASAC Microfinance Institution PLC.(merging entity) has changed to KB PRASAC BANK PLC.

4	In October 2023, KB Golden Life Care Co., Ltd. was changed from a subsidiary of KB Insurance Co., Ltd. to a subsidiary of KB Life Insurance Co., Ltd.
41.2 Details of consolidated structured entities as of December 31, 2023, are as follows:

	Consolidated structured entities	Reasons for consolidation
Trusts	Kookmin Bank (development trust) and 10 others	The Group controls the trust because it has power to determine management performance of the trust and is significantly exposed to variable returns that absorb losses through the guarantees of payment of principal, or payment of principal and fixed rate of return.

	Consolidated structured entities	Reasons for consolidation
Asset-backed securitization	Taejon Samho The First Co., Ltd. and 105 others	The Group controls these investees because it has power over relevant activities in the event of default, is significantly exposed to variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt and has ability to affect those returns through its power.

Investment funds and others	KB Global Platform Fund No.2 and 207 others	Funds are consolidated if the Group, as a collective investor or operating manager (member), etc., can manage fund assets on behalf of other investors, or dismiss the collective investor and operating manager, and is substantially exposed to significant variable returns or has such rights.
If the Group holds more than half of the ownership interests but does not have the power over relevant activities of structured entities in accordance with agreements with trust and other related parties, those structured entities are excluded from the consolidation.

Summary of Condensed Financial Information of Subsidiaries
41.3 Condensed financial information of major subsidiaries as of and for the years ended December 31, 2022 and 2023, are as follows:

	December 31, 2022						2022
	Assets		Liabilities		Equity		Operating revenue 3		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank 1	￦	517,769,512	￦	484,046,253	￦	33,723,259	￦	49,436,046	￦	2,996,015	￦	1,856,632
KB Securities Co., Ltd. 1,2		53,824,246		47,946,933		5,877,313		14,264,399		187,784		263,605
KB Insurance Co., Ltd. 1,2		34,743,259		29,017,684		5,725,575		11,119,856		557,219		1,097,725
KB Kookmin Card Co., Ltd. 1		29,721,017		24,998,215		4,722,802		3,694,352		378,592		412,208
KB Life Insurance Co., Ltd. 1,2,3,4		20,924,583		17,728,052		3,196,531		2,063,884		(120,448)		765,785
KB Life Insurance Co., Ltd. 3		9,065,100		8,444,355		620,745		898,808		37,070		(281,849)
KB Asset Management Co., Ltd. 1		369,488		102,970		266,518		233,293		59,345		59,367
KB Capital Co., Ltd. 1,2		16,053,026		13,946,800		2,106,226		1,906,694		217,139		209,808
KB Real Estate Trust Co., Ltd.		518,980		113,444		405,536		152,686		67,723		68,714
KB Savings Bank Co., Ltd.		3,138,543		2,854,549		283,994		191,337		21,814		21,897
KB Investment Co., Ltd. 1		1,378,550		1,108,264		270,286		161,210		4,807		4,805
KB Data System Co., Ltd. 1		63,645		40,570		23,075		233,320		3,162		4,546
KB Credit Information Co., Ltd. 5		42,219		24,923		17,296		36,469		484		924

	December 31, 2023						2023
	Assets		Liabilities		Equity		Operating revenue		Profit (loss) attributable to shareholders of the Parent Company		Total comprehensive income (loss) attributable to shareholders of the Parent Company
	(In millions of Korean won)
Kookmin Bank 1	￦	530,012,853	￦	493,464,126	￦	36,548,727	￦	45,032,120	￦	3,261,499	￦	3,889,625
KB Securities Co., Ltd. 1,2		61,266,990		54,967,833		6,299,157		11,580,526		389,618		389,602
KB Insurance Co., Ltd. 1,2		37,729,688		31,474,132		6,255,556		11,864,879		752,901		879,534
KB Kookmin Card Co., Ltd. 1		29,365,575		24,545,752		4,819,823		4,205,146		351,133		307,336
KB Life Insurance Co., Ltd. 1,2,3,4		31,953,218		27,823,185		4,130,033		2,628,109		82,233		432,188
KB Asset Management Co., Ltd. 1		377,919		109,645		268,274		204,202		61,525		61,756
KB Capital Co., Ltd. 1,2		16,560,800		14,300,771		2,260,029		2,295,471		186,505		182,075
KB Real Estate Trust Co., Ltd. 1		859,408		573,348		286,060		148,763		(84,073)		(84,476)
KB Savings Bank Co., Ltd.		2,661,999		2,468,223		193,776		234,197		(90,568)		(90,430)
KB Investment Co., Ltd. 1		1,544,836		1,265,361		279,475		154,287		9,187		9,188
KB Data System Co., Ltd. 1		61,508		40,616		20,892		230,825		125		(1,594)

1	Financial information is based on its consolidated financial statements.
2	Includes fair value adjustments arising from the acquisition.
3	Prudential Life Insurance Company of Korea Ltd. and KB Life Insurance Co., Ltd, which were subsidiary companies, have merged in January 2023.
4	Prudential Life Insurance Company of Korea Ltd. changed the name to KB Life Insurance Co., Ltd.
5	The Parent Company sold 100% shares of KB Credit Information Co., Ltd. to KB Kookmin Card Co., Ltd. on June 30, 2023.

Summary of Changes In Subsidiaries
41.5.1 Subsidiaries newly included in consolidation for the year ended December 31, 2023, are as follows:

Company	Reasons of obtaining control
Teamwink Inc. and 12 others	Holds more than half of the ownership interests
KB Liiv DS 1st L.L.C. and 32 others	Holds the power in the event of default and is exposed to significant variable returns by providing lines of credit, ABCP purchase commitments or acquisition of subordinated debt
KB Global Private Real Estate Debt Fund 29 and 19 others	Holds the power to determine the operation of the funds and is exposed to variable returns by holding significant amount of ownership interests
KB Global Platform Fund No.2 and 3 others	Holds the power as a general partner and is exposed to variable returns by holding significant amount of ownership interests
41.5.2 Subsidiaries excluded from consolidation for the year ended December 31, 2023, are as follows:

Company	Reasons of losing control
KB Cheongra Hill Co., Ltd. and 45 others	Termination of the commitments
KB Life Insurance Co., Ltd. and 18 others	Liquidation
KB KBSTAR Treasury Futures 3 Year ETF Trust (Bond-Derivative) and 7 others	Disposal
KB Global Dynamic Securities Master Investment Trust (Equity-Indirect Type) and 5 others	Decrease in ownership interests to less than majority